Filed Pursuant to Rule 497(e)
1933 Act File No. 333-206240
1940 Act File No. 811-23084

EXPLANATORY NOTE

On behalf of Series Portfolios Trust and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are XBRL exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information contained in the supplemented form of Prospectus for the Oakhurst Strategic Defined Risk Fund, which was filed pursuant to Rule 497(e) on August 12, 2016.  The purpose of this filing is to submit the XBRL exhibits for the risk/return summary provided in the 497(e) filing (Accession Number 0000894189-16-011076).

The XBRL exhibits attached hereto consist of the following:

EXHIBIT LIST

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE